Debt and Capital Structure	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Debt and Capital Structure

26. DEBT AND CAPITAL STRUCTURE
For the year ended December 31, 2022, the weighted average interest rate on outstanding debt, including the Company’s proportionate share of short-term borrowings was 4.7 percent (December 31, 2021 – 4.6 percent).
A) Short-Term Borrowings

As at December 31,	Notes	2022	2021
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	115	79
Total Debt Principal		115	79
i) Uncommitted Demand Facilities
As at December 31, 2022, and December 31, 2021, the Company had uncommitted demand facilities of $1.9 billion in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at December 31, 2022, there were outstanding letters of credit aggregating to $490 million (December 31, 2021 – $565 million) and no direct borrowings.
As at December 31, 2021, SOSP had an uncommitted demand credit facility of $10 million (the Company’s proportionate share – $5 million). On November 24, 2022, the Company cancelled the SOSP uncommitted demand credit facility.
ii) WRB Uncommitted Demand Facilities
As at December 31, 2022, WRB had uncommitted demand facilities of US$450 million (the Company’s proportionate share –US$225 million), which may be used to cover short-term working capital requirements (December 31, 2021 – US$300 million (the Company’s proportionate share – US$150 million)). As at December 31, 2022, US$170 million was drawn on these facilities, of which the Company’s proportionate share was US$85 million (C$115 million) (December 31, 2021 – US$125 million of which the Company’s proportionate share was US$63 million (C$79 million
B) Long-Term Debt

As at December 31,	Notes	2022	2021
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	6,537	9,363
Canadian Dollar Unsecured Notes	ii	2,000	2,750
Total Debt Principal		8,537	12,113
Debt Premiums (Discounts), Net, and Transaction Costs		154	272
Long-Term Debt		8,691	12,385
(1)The committed credit facility may include Bankers’ Acceptances, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
i) Committed Credit Facility
At the closing of the Arrangement on January 1, 2021, the Company assumed Husky's committed credit facilities of $4.0 billion, with $350 million outstanding. In August 2021, $8.5 billion of committed facilities, which includes those assumed in the Arrangement, were cancelled and replaced with a $6.0 billion committed revolving credit facility.
On November 10, 2022, Cenovus amended its existing committed credit facility to decrease the capacity by $500 million to $5.5 billion and to extend the maturity dates by more than one year. The committed credit facility consists of a $1.8 billion tranche maturing on November 10, 2025, and a $3.7 billion tranche maturing on November 10, 2026. As at December 31, 2022, no amounts were drawn on the credit facility (December 31, 2021 – $nil).
ii) U.S. Dollar Denominated Unsecured Notes and Canadian Dollar Unsecured Notes
For the year ended December 31, 2022, and December 31, 2021, Cenovus purchased outstanding principal amounts of the following unsecured notes:

	2022	2021
	US$ Principal	US$ Principal
U.S. Dollar Unsecured Notes
3.95% due April 15, 2022	—	500
3.00% due August 15, 2022	—	500
3.80% due September 15, 2023	115	335
4.00% due April 15, 2024	269	481
5.38% due July 15, 2025	533	334
4.25% due April 15, 2027	589	—
4.40% due April 15, 2029	510	—
6.75% due November 15, 2039	455	—
4.45% due September 15, 2042	58	—
5.20% due September 15, 2043	29	—
	2,558	2,150

	C$ Principal	C$ Principal
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	750	—
The principal amounts of the Company’s outstanding unsecured notes are:

	2022		2021
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.80% due September 15, 2023	—	—	115	146
4.00% due April 15, 2024	—	—	269	341
5.38% due July 15, 2025	133	181	666	844
4.25% due April 15, 2027	373	505	962	1,220
4.40% due April 15, 2029	240	324	750	951
2.65% due January 15, 2032	500	677	500	634
5.25% due June 15, 2037	583	790	583	739
6.80% due September 15, 2037	387	524	387	490
6.75% due November 15, 2039	935	1,267	1,390	1,763
4.45% due September 15, 2042	97	131	155	197
5.20% due September 15, 2043	29	39	58	73
5.40% due June 15, 2047	800	1,083	800	1,014
3.75% due February 15, 2052	750	1,016	750	951
	4,827	6,537	7,385	9,363
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025		—		750
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,750
Total Unsecured Notes		8,537		12,113
At the closing of the Arrangement on January 1, 2021, the Company assumed Canadian dollar unsecured notes with a fair value of $2.9 billion (notional value – $2.8 billion) and U.S. dollar denominated notes with a fair value of $3.4 billion (notional value – US$2.4 billion or C$3.0 billion). The Company closed a public offering in the U.S. in September 2021, for US$1.25 billion of senior unsecured notes, consisting of US$500 million due on January 15, 2032, and US$750 million due on February 15, 2052.
As at December 31, 2022, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.
C) Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2022	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2023	—	—	—	—
2024	—	—	—	—
2025	133	181	—	181
2026	—	—	—	—
2027	373	505	750	1,255
Thereafter	4,321	5,851	1,250	7,101
	4,827	6,537	2,000	8,537
D) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, specified financial measures consisting of Total Debt, Net Debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength. Net Debt to Adjusted Funds Flow was a new metric as at March 31, 2022.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
On October 7, 2021, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, up to US$5.0 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus will expire in November 2023. Offerings under the base shelf prospectus are subject to market conditions. As at December 31, 2022, US$4.7 billion remained available under Cenovus's base shelf prospectus for permitted offerings.
Net Debt to Adjusted EBITDA

As at December 31,	2022	2021	2020
Short-Term Borrowings	115	79	121
Current Portion of Long-Term Debt	—	—	—
Long-Term Portion of Long-Term Debt	8,691	12,385	7,441
Total Debt	8,806	12,464	7,562
Less: Cash and Cash Equivalents	(4,524)	(2,873)	(378)
Net Debt	4,282	9,591	7,184

Net Earnings (Loss)	6,450	587	(2,379)
Add (Deduct):
Finance Costs	820	1,082	536
Interest Income	(81)	(23)	(9)
Income Tax Expense (Recovery)	2,281	728	(851)
Depreciation, Depletion and Amortization	4,679	5,886	3,464
E&E Asset Write-downs	64	18	91
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)	—
Unrealized (Gain) Loss on Risk Management	(126)	2	56
Foreign Exchange (Gain) Loss, Net	343	(174)	(181)
Revaluation (Gains)	(549)	—	—
Re-measurement of Contingent Payments	162	575	(80)
(Gain) Loss on Divestiture of Assets	(269)	(229)	(81)
Other (Income) Loss, Net	(532)	(309)	40
Adjusted EBITDA (1)	13,227	8,086	606

Net Debt to Adjusted EBITDA	0.3x	1.2x	11.9x
(1)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

As at December 31,	2022	2021	2020
Net Debt	4,282	9,591	7,184

Cash From (Used in) Operating Activities	11,403	5,919	273
(Add) Deduct:
Settlement of Decommissioning Liabilities	(150)	(102)	(42)
Net Change in Non-Cash Working Capital	575	(1,227)	198
Adjusted Funds Flow (1)	10,978	7,248	117

Net Debt to Adjusted Funds Flow	0.4x	1.3x	61.4x
(1)    Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at December 31,	2022	2021	2020
Net Debt	4,282	9,591	7,184
Shareholders’ Equity	27,576	23,596	16,707
Capitalization	31,858	33,187	23,891

Net Debt to Capitalization	13%	29%	30%